Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total Navios Holdings’ Stockholders’ Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 0	$ 2	$ 679,301	$ (667,906)	$ 11,397	$ 55,247	$ 66,644
Beginning balance, shares at Dec. 31, 2021	23,032	25,198,620
Net income/(loss)	$ 0	$ 0	0	(5,000)	(5,000)	(128)	(5,128)
Cancellation of shares	0	$ 0	0	0	0	0	0
Cancellation of shares		(29)
Stock-based compensation expenses (Note 10)	0	$ 0	46	0	46	0	46
Stock-based compensation expenses, shares (Note 10)		40,000
Ending balance, value at Mar. 31, 2022	$ 0	$ 2	679,347	(672,906)	6,443	55,119	61,562
Ending balance, shares at Mar. 31, 2022	23,032	25,238,591
Net income/(loss)	$ 0	$ 0	0	44,960	44,960	2,318	47,278
Stock-based compensation expenses (Note 10)	0	0	44	0	44	0	44
Ending balance, value at Jun. 30, 2022	$ 0	$ 2	679,391	(627,946)	51,447	57,437	108,884
Ending balance, shares at Jun. 30, 2022	23,032	25,238,591
Beginning balance, value at Dec. 31, 2022	$ 0	$ 2	664,932	(576,053)	88,881	53,210	142,091
Beginning balance, shares at Dec. 31, 2022	16,988	22,826,450
Net income/(loss)	$ 0	$ 0	0	14,465	14,465	408	14,873
Stock-based compensation expenses (Note 10)	0	0	22	0	22	0	22
Ending balance, value at Mar. 31, 2023	$ 0	$ 2	664,954	(561,588)	103,368	53,618	156,986
Ending balance, shares at Mar. 31, 2023	16,988	22,826,450
Net income/(loss)	$ 0	$ 0	0	15,480	15,480	1,538	17,018
Stock-based compensation expenses (Note 10)	0	0	21	0	21	0	21
Ending balance, value at Jun. 30, 2023	$ 0	$ 2	$ 664,975	$ (546,108)	$ 118,869	$ 55,156	$ 174,025
Ending balance, shares at Jun. 30, 2023	16,988	22,826,450